TRACKING STOCKS (Tables)	6 Months Ended
Jun. 30, 2014
TRACKING STOCKS (UNAUDITED)
Schedule of tracking stock related to tracking stock brands

Contract Party	Effective Date of Brand Contract	Tracking Unit Related to the Brand Contract	Tracking Stock Related to the Tracking Stock Brand
Mohamed Sanu	May 14, 2014	Mohamed Sanu Brand	Fantex Series Mohamed Sanu
Alshon Jeffery	September 18, 2014	Alshon Jeffery Brand	Fantex Series Alshon Jeffery
EJ Manuel	February 14, 2014	EJ Manuel Brand	Fantex Series EJ Manuel*
Vernon Davis	October 30, 2013	Vernon Davis Brand	Fantex Series Vernon Davis*
Arian Foster	February 28, 2013	Arian Foster Brand	Fantex Series Arian Foster
*
The initial public offerings for Fantex Series Vernon Davis and Fantex Series EJ Manuel were completed on April 28, 2014 and July 21, 2014, respectively.